Schedule of Investments (unaudited) March 31, 2020	BlackRock Enhanced Global Dividend Trust (BOE) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.1%

Australia — 1.9%
Ansell Ltd.	301,430	$4,991,640
Ensogo Ltd. (a)(b)	418,198	3
Sonic Healthcare Ltd.	457,221	6,871,950

		11,863,593

Canada — 6.5%
Rogers Communications, Inc., Class B	465,850	19,444,347
TELUS Corp.	1,397,146	22,089,461

		41,533,808

Denmark — 1.9%
Novo Nordisk A/S, Class B	200,694	11,984,650

Finland — 2.2%
Kone OYJ, Class B	245,350	13,739,763

France — 3.5%
Sanofi	207,790	17,989,376
Schneider Electric SE	54,887	4,639,205

		22,628,581

Germany — 1.5%
Deutsche Post AG, Registered Shares	347,589	9,318,369

India — 0.1%
Jasper Infotech Private Ltd., Series I, (Acquired 08/08/15, cost $2,637,143)) (a)(c)	3,540	575,958

Netherlands — 3.4%
Heineken NV	95,721	8,123,251
Koninklijke Philips NV	326,004	13,384,863

		21,508,114

Singapore — 1.7%
DBS Group Holdings Ltd.	414,068	5,402,821
United Overseas Bank Ltd.	406,700	5,579,940

		10,982,761

Sweden — 1.1%
Tele2 AB, Class B	553,835	7,378,764

Switzerland — 8.6%
Cie Financiere Richemont SA, Registered Shares	79,365	4,242,363
Nestle SA, Registered Shares	209,358	21,431,515
Novartis AG, Registered Shares	282,778	23,328,840
SGS SA, Registered Shares	2,439	5,625,490

		54,628,208

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	611,000	5,500,412

United Kingdom — 16.0%
AstraZeneca PLC	85,875	7,651,368
BAE Systems PLC	1,821,938	11,705,989

Security	Shares	Value

United Kingdom (continued)
British American Tobacco PLC	512,582	$17,461,242
Diageo PLC	296,007	9,386,242
GlaxoSmithKline PLC	717,987	13,472,425
Reckitt Benckiser Group PLC	133,835	10,194,959
RELX PLC	425,736	9,102,115
Unilever PLC	452,839	22,836,757

		101,811,097

United States — 46.8%
3M Co. (d)	41,419	5,654,108
AbbVie, Inc. (d)	218,238	16,627,553
Altria Group, Inc. (d)	231,231	8,941,703
Amcor PLC	2,263,188	18,119,156
Cisco Systems, Inc. (d)(e)	292,166	11,485,045
Citizens Financial Group, Inc. (d)	322,624	6,068,557
Coca-Cola Co. (d)	391,242	17,312,459
Genuine Parts Co. (d)(e)	133,546	8,991,652
Hasbro, Inc. (d)	177,039	12,667,140
Home Depot, Inc. (d)	25,213	4,707,519
International Paper Co. (d)	335,860	10,455,322
Johnson & Johnson (d)(e)	175,565	23,021,838
Lockheed Martin Corp. (d)	48,924	16,582,790
M&T Bank Corp. (d)	69,614	7,200,176
Medtronic PLC (d)	143,403	12,932,083
Paychex, Inc. (d)(e)	206,567	12,997,196
PepsiCo, Inc. (d)	122,130	14,667,813
Pfizer, Inc. (d)(e)	530,086	17,302,007
Philip Morris International, Inc. (d)(e)	269,126	19,635,433
Procter & Gamble Co. (d)	160,483	17,653,130
Raytheon Technologies Corp.	126,476	11,930,481
Texas Instruments, Inc. (d)	94,158	9,409,209
U.S. Bancorp (d)	202,179	6,965,067
Wells Fargo & Co. (d)	206,006	5,912,372

		297,239,809

Total Common Stocks — 96.1% (Cost — $661,738,610)		610,693,887

Preferred Stock — 0.5%

United States — 0.5%
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $3,118,944), 0.00% (a)(c)	508,800	2,808,576

Total Preferred Stock — 0.5% (Cost — $3,118,944)		2,808,576

Total Long-Term Investments — 96.6% (Cost — $664,857,554)		613,502,463

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Global Dividend Trust (BOE) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 4.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.25% (f)(g)	30,722,654	$30,722,654

Security	Shares	Value

Total Short-Term Securities — 4.8% (Cost — $30,722,654)		$30,722,654

Total Investments Before Options Written — 101.4% (Cost — $695,580,208)		644,225,117

Options Written — (1.3)% (Premiums Received — $8,098,475)		(8,280,843)

Total Investments, Net of Options Written — 100.1% (Cost — $687,481,733)		635,944,274

Liabilities in Excess of Other Assets — (0.1)%		(564,145)

Net Assets — 100.0%		$635,380,129

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Non-income producing security.

(c)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $3,384,534 representing 0.5% of its net assets as of period end, and an original cost of $5,756,087.

(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.

(f)	Annualized 7-day yield as of period end.

(g)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuers	Shares Held at 12/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,138,392	29,584,262	(b)	—	30,722,654	$30,722,654	$20,324	$—	$—

(a)	Includes net capital gain distributions, if applicable.

(b)	Represents net shares purchased (sold).

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	Taiwan New Dollar

USD	United States Dollar

2	2020 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Global Dividend Trust (BOE)

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Altria Group, Inc.	145	04/03/20	USD	46.00	USD	561	$(1,305)
Cisco Systems, Inc.	174	04/03/20	USD	48.50	USD	684	(1,218)
Cisco Systems, Inc.	117	04/03/20	USD	46.50	USD	460	(585)
Coca-Cola Co.	306	04/03/20	USD	60.00	USD	1,354	(306)
Hasbro, Inc.	280	04/03/20	USD	82.00	USD	2,003	(42,000)
Home Depot, Inc.	108	04/03/20	USD	230.00	USD	2,016	(324)
Medtronic PLC	11	04/03/20	USD	95.00	USD	99	(1,177)
PepsiCo, Inc.	194	04/03/20	USD	147.00	USD	2,330	(2,716)
Pfizer, Inc.	147	04/03/20	USD	37.00	USD	480	(1,176)
Pfizer, Inc.	158	04/03/20	USD	38.75	USD	516	—
Philip Morris International, Inc.	211	04/03/20	USD	84.00	USD	1,539	(90,730)
Procter & Gamble Co.	318	04/03/20	USD	124.00	USD	3,498	(26,235)
Texas Instruments, Inc.	205	04/03/20	USD	125.00	USD	2,049	(2,665)
3M Co.	66	04/09/20	USD	146.00	USD	901	(5,907)
AbbVie, Inc.	55	04/09/20	USD	76.00	USD	419	(10,312)
Altria Group, Inc.	61	04/09/20	USD	43.50	USD	236	(9,638)
Cisco Systems, Inc.	67	04/09/20	USD	44.50	USD	263	(301)
Coca-Cola Co.	505	04/09/20	USD	55.00	USD	2,235	(48,985)
Johnson & Johnson	156	04/09/20	USD	145.00	USD	2,046	(7,878)
Lockheed Martin Corp.	89	04/09/20	USD	340.00	USD	3,017	(109,025)
Medtronic PLC	11	04/09/20	USD	94.00	USD	99	(2,013)
PepsiCo, Inc.	46	04/09/20	USD	139.00	USD	552	(7,820)
Pfizer, Inc.	624	04/09/20	USD	37.00	USD	2,037	(2,496)
Procter & Gamble Co.	196	04/09/20	USD	114.00	USD	2,156	(48,510)
Rogers Communications, Inc., Class B	134	04/09/20	CAD	61.00	CAD	787	(10,379)
Texas Instruments, Inc.	74	04/09/20	USD	108.00	USD	739	(10,989)
U.S. Bancorp	176	04/09/20	USD	44.50	USD	606	(3,168)
Wells Fargo & Co.	69	04/09/20	USD	46.50	USD	198	(621)
3M Co.	91	04/17/20	USD	160.00	USD	1,242	(1,046)
3M Co.	30	04/17/20	USD	145.00	USD	410	(4,245)
AbbVie, Inc.	240	04/17/20	USD	87.50	USD	1,829	(24,600)
Altria Group, Inc.	61	04/17/20	USD	45.00	USD	236	(305)
Altria Group, Inc.	423	04/17/20	USD	40.00	USD	1,636	(39,128)
Cisco Systems, Inc.	234	04/17/20	USD	47.50	USD	920	(702)
Cisco Systems, Inc.	339	04/17/20	USD	42.50	USD	1,333	(13,390)
Citizens Financial Group, Inc	626	04/17/20	USD	42.50	USD	1,178	(18,780)
Coca-Cola Co.	188	04/17/20	USD	57.50	USD	832	(564)
Coca-Cola Co.	603	04/17/20	USD	47.50	USD	2,668	(28,643)
Genuine Parts Co.	93	04/17/20	USD	90.00	USD	626	(19,065)
Hasbro, Inc.	213	04/17/20	USD	55.00	USD	1,524	(362,100)
Home Depot, Inc.	5	04/17/20	USD	185.00	USD	93	(4,975)
International Paper Co.	240	04/17/20	USD	37.50	USD	747	(13,200)
International Paper Co.	652	04/17/20	USD	32.50	USD	2,030	(79,544)
Johnson & Johnson	184	04/17/20	USD	150.00	USD	2,413	(7,360)
Johnson & Johnson	153	04/17/20	USD	145.00	USD	2,006	(14,458)
Lockheed Martin Corp.	12	04/17/20	USD	350.00	USD	407	(12,780)
Lockheed Martin Corp.	44	04/17/20	USD	345.00	USD	1,491	(51,700)

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
M&T Bank Corp.	121	04/17/20	USD	170.00	USD	1,252	$(12,705)
M&T Bank Corp.	122	04/17/20	USD	105.00	USD	1,262	(86,010)
Medtronic PLC	214	04/17/20	USD	120.00	USD	1,930	(428)
Medtronic PLC	275	04/17/20	USD	82.50	USD	2,480	(256,438)
Paychex, Inc.	660	04/17/20	USD	62.50	USD	4,153	(268,950)
PepsiCo, Inc.	178	04/17/20	USD	145.00	USD	2,138	(1,691)
PepsiCo, Inc.	138	04/17/20	USD	130.00	USD	1,657	(20,010)
Pfizer, Inc.	158	04/17/20	USD	39.00	USD	516	(395)
Pfizer, Inc.	147	04/17/20	USD	37.00	USD	480	(955)
Pfizer, Inc.	300	04/17/20	USD	34.00	USD	979	(12,150)
Philip Morris International, Inc.	212	04/17/20	USD	90.00	USD	1,547	(95,400)
Procter & Gamble Co.	368	04/17/20	USD	125.00	USD	4,048	(36,800)
Rogers Communications, Inc., Class B	580	04/17/20	CAD	66.00	CAD	3,407	(23,286)
Texas Instruments, Inc.	144	04/17/20	USD	110.00	USD	1,439	(9,216)
U.S. Bancorp	177	04/17/20	USD	37.50	USD	610	(14,514)
United Technologies Corp.	260	04/17/20	USD	95.00	USD	2,453	(125,450)
United Technologies Corp.	182	04/17/20	USD	82.00	USD	1,717	(255,255)
Wells Fargo & Co.	248	04/17/20	USD	40.00	USD	712	(868)
Wells Fargo & Co.	135	04/17/20	USD	32.50	USD	387	(5,805)
Altria Group, Inc.	146	04/24/20	USD	40.00	USD	565	(19,856)
Genuine Parts Co.	507	04/24/20	USD	71.00	USD	3,414	(141,960)
International Paper Co.	283	04/24/20	USD	33.00	USD	881	(34,102)
Lockheed Martin Corp.	75	04/24/20	USD	330.00	USD	2,542	(176,250)
Medtronic PLC	11	04/24/20	USD	87.00	USD	99	(7,562)
Medtronic PLC	11	04/24/20	USD	95.00	USD	99	(2,882)
Pfizer, Inc.	148	04/24/20	USD	33.00	USD	483	(23,458)
U.S. Bancorp	177	04/24/20	USD	36.00	USD	610	(26,638)
Cisco Systems, Inc.	347	05/01/20	USD	39.50	USD	1,364	(72,697)
Pfizer, Inc.	153	05/01/20	USD	34.50	USD	499	(7,879)
Philip Morris International, Inc.	355	05/01/20	USD	77.50	USD	2,590	(85,200)
U.S. Bancorp	89	05/01/20	USD	38.00	USD	307	(8,232)
Johnson & Johnson	264	05/08/20	USD	140.00	USD	3,462	(97,020)
Wells Fargo & Co.	68	05/08/20	USD	31.50	USD	195	(12,920)
AbbVie, Inc.	450	05/15/20	USD	82.50	USD	3,429	(87,750)
AbbVie, Inc.	237	05/15/20	USD	75.00	USD	1,806	(114,945)
Altria Group, Inc.	59	05/15/20	USD	42.50	USD	228	(9,115)
Cisco Systems, Inc.	36	05/15/20	USD	40.00	USD	142	(7,866)
Coca-Cola Co.	576	05/15/20	USD	42.50	USD	2,549	(231,840)
Johnson & Johnson	33	05/15/20	USD	125.00	USD	433	(39,188)
Medtronic PLC	112	05/15/20	USD	100.00	USD	1,010	(18,816)
PepsiCo, Inc.	115	05/15/20	USD	120.00	USD	1,381	(66,413)
Pfizer, Inc.	173	05/15/20	USD	32.00	USD	565	(31,919)
Philip Morris International, Inc.	66	05/15/20	USD	70.00	USD	482	(37,950)
Philip Morris International, Inc.	308	05/15/20	USD	75.00	USD	2,247	(96,250)
Rogers Communications, Inc., Class B	268	05/15/20	CAD	56.00	CAD	1,574	(99,027)
Rogers Communications, Inc., Class B	133	05/15/20	CAD	64.00	CAD	781	(16,539)
TELUS Corp.	1,147	05/15/20	CAD	22.00	CAD	2,552	(100,249)
TELUS Corp.	1,134	05/15/20	CAD	23.00	CAD	2,523	(79,833)
U.S. Bancorp	88	05/15/20	USD	32.50	USD	303	(35,860)
Wells Fargo & Co.	67	05/15/20	USD	32.50	USD	192	(7,102)
Wells Fargo & Co.	134	05/15/20	USD	30.00	USD	385	(27,939)

							$(4,196,647)

4	2020 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Ansell Ltd.	Morgan Stanley & Co. International PLC	31,100	04/01/20	AUD	33.23	AUD	846	$—
British American Tobacco PLC	UBS AG	89,800	04/01/20	GBP	33.86	GBP	2,478	—
Compagnie Financiere Richemont SA	UBS AG	20,300	04/01/20	CHF	73.55	CHF	1,077	—
Diageo PLC	Morgan Stanley & Co. International PLC	86,600	04/01/20	GBP	31.45	GBP	2,240	—
Diageo PLC	UBS AG	6,300	04/01/20	GBP	29.40	GBP	163	—
GlaxoSmithKline PLC	Credit Suisse International	86,700	04/01/20	GBP	16.64	GBP	1,313	—
Heineken NV	Credit Suisse International	16,800	04/01/20	EUR	105.56	EUR	1,279	—
Koninklijke Philips NV	Morgan Stanley & Co. International PLC	102,000	04/01/20	EUR	45.37	EUR	3,765	—
Nestle SA, Registered Shares	UBS AG	22,100	04/01/20	CHF	110.45	CHF	2,198	—
TELUS Corp.	Goldman Sachs International	94,400	04/02/20	CAD	26.80	CAD	2,100	(3)
Ansell Ltd.	UBS AG	14,500	04/08/20	AUD	32.75	AUD	394	(46)
Rogers Communications, Inc., Class B	Credit Suisse International	49,000	04/08/20	CAD	66.95	CAD	2,878	(3,301)
Citizens Financial Group, Inc.	Barclays Bank PLC	50,300	04/09/20	USD	39.08	USD	946	—
Amcor PLC	UBS AG	249,000	04/14/20	AUD	14.80	AUD	3,247	(2,444)
Sanofi SA	Citibank N.A.	16,900	04/14/20	EUR	88.65	EUR	1,354	(4,992)
Schneider Electric SE	Credit Suisse International	13,600	04/14/20	EUR	96.30	EUR	1,069	(672)
Unilever PLC	UBS AG	58,200	04/14/20	GBP	44.42	GBP	2,372	(23,090)
Ansell Ltd.	JPMorgan Chase Bank N.A.	31,100	04/15/20	AUD	32.29	AUD	846	(910)
Paychex, Inc.	JPMorgan Chase Bank N.A.	27,000	04/15/20	USD	87.80	USD	1,699	(1,304)
AstraZeneca PLC	Morgan Stanley & Co. International PLC	29,300	04/16/20	GBP	74.67	GBP	2,114	(64,176)
BAE Systems PLC	Credit Suisse International	60,000	04/16/20	GBP	6.26	GBP	313	(1,071)
BAE Systems PLC	UBS AG	212,000	04/16/20	GBP	6.60	GBP	1,106	(2,355)
Deutsche Post AG, Registered Shares	Morgan Stanley & Co. International PLC	143,600	04/16/20	EUR	30.58	EUR	3,558	(1,513)
Heineken NV	Morgan Stanley & Co. International PLC	16,800	04/16/20	EUR	100.35	EUR	1,279	(517)
Novartis AG, Registered Shares	Morgan Stanley & Co. International PLC	42,800	04/16/20	CHF	88.94	CHF	3,418	(8,987)
Novo Nordisk A/S, Class B	UBS AG	61,200	04/16/20	DKK	432.86	DKK	25,040	(27,855)
TELUS Corp.	Credit Suisse International	74,000	04/16/20	CAD	26.85	CAD	1,647	(9,391)
TELUS Corp.	Morgan Stanley & Co. International PLC	82,000	04/16/20	CAD	27.48	CAD	1,825	(7,192)
Amcor PLC	Morgan Stanley & Co. International PLC	200,700	04/21/20	AUD	15.02	AUD	2,617	(4,492)
Koninklijke Philips NV	UBS AG	35,500	04/21/20	EUR	40.12	EUR	1,310	(37,589)
RELX PLC	Credit Suisse International	35,100	04/21/20	EUR	23.68	EUR	688	(2,787)
Ansell Ltd.	Goldman Sachs International	14,500	04/22/20	AUD	24.69	AUD	394	(27,419)
Ansell Ltd.	Morgan Stanley & Co. International PLC	27,000	04/22/20	AUD	30.87	AUD	734	(4,056)
AstraZeneca PLC	Credit Suisse International	17,900	04/22/20	GBP	74.01	GBP	1,292	(51,766)
BAE Systems PLC	Credit Suisse International	155,900	04/22/20	GBP	5.25	GBP	813	(40,540)
Novartis AG, Registered Shares	Credit Suisse International	23,400	04/22/20	CHF	82.87	CHF	1,868	(45,069)
Novo Nordisk A/S, Class B	Credit Suisse International	36,800	04/22/20	DKK	434.62	DKK	15,057	(22,471)
Sanofi SA	Citibank N.A.	21,900	04/22/20	EUR	79.28	EUR	1,755	(84,373)
Sanofi SA	Credit Suisse International	24,600	04/22/20	EUR	82.84	EUR	1,971	(53,812)
Sonic Healthcare Ltd.	Goldman Sachs International	34,200	04/22/20	AUD	23.23	AUD	832	(42,811)
Taiwan Semiconductor Manufacturing Co. Ltd.	Citibank N.A.	168,000	04/22/20	TWD	323.70	TWD	46,032	(1,702)
Tele2 AB, Class B	Morgan Stanley & Co. International PLC	83,000	04/22/20	SEK	127.17	SEK	11,072	(73,292)
BAE Systems PLC	Credit Suisse International	60,000	04/23/20	GBP	6.26	GBP	313	(1,973)
BAE Systems PLC	UBS AG	212,000	04/23/20	GBP	6.60	GBP	1,106	(3,689)
British American Tobacco PLC	Credit Suisse International	44,825	04/23/20	GBP	28.78	GBP	1,237	(40,832)

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Compagnie Financiere Richemont SA	UBS AG	15,500	04/23/20	CHF	64.56	CHF	822	$(1,143)
DBS Group Holdings Ltd.	Citibank N.A.	72,500	04/23/20	SGD	23.80	SGD	1,346	(9)
GlaxoSmithKline PLC	UBS AG	36,900	04/23/20	GBP	16.68	GBP	559	(6,141)
Nestle SA, Registered Shares	UBS AG	46,500	04/23/20	CHF	105.78	CHF	4,624	(30,432)
SGS SA, Registered Shares	Morgan Stanley & Co. International PLC	400	04/23/20	CHF	2,496.88	CHF	897	(3,963)
TELUS Corp.	Goldman Sachs International	67,800	04/23/20	CAD	25.80	CAD	1,509	(2,374)
Diageo PLC	UBS AG	30,900	04/24/20	GBP	29.67	GBP	799	(4,421)
Koninklijke Philips NV	UBS AG	9,200	04/28/20	EUR	34.99	EUR	340	(38,773)
Schneider Electric SE	Morgan Stanley & Co. International PLC	11,100	04/28/20	EUR	87.01	EUR	872	(19,438)
United Overseas Bank Ltd.	UBS AG	18,400	04/28/20	SGD	22.32	SGD	358	(1,067)
Amcor PLC	UBS AG	282,700	04/29/20	AUD	12.96	AUD	3,686	(112,101)
Ansell Ltd.	UBS AG	17,500	04/29/20	AUD	25.15	AUD	476	(28,821)
BAE Systems PLC	Credit Suisse International	60,000	04/29/20	GBP	5.56	GBP	313	(10,834)
British American Tobacco PLC	Credit Suisse International	44,800	04/29/20	GBP	28.78	GBP	1,236	(47,145)
Deutsche Post AG, Registered Shares	Credit Suisse International	14,700	04/29/20	EUR	25.02	EUR	364	(17,791)
Heineken NV	Credit Suisse International	19,100	04/29/20	EUR	93.82	EUR	1,455	(997)
Kone OYJ, Class B	UBS AG	41,800	04/29/20	EUR	54.20	EUR	2,158	(51,902)
Reckitt Benckiser Group PLC	Credit Suisse International	17,000	04/29/20	GBP	54.57	GBP	1,046	(142,770)
Reckitt Benckiser Group PLC	Credit Suisse International	13,100	04/29/20	GBP	65.05	GBP	806	(13,621)
Sonic Healthcare Ltd.	UBS AG	25,700	04/29/20	AUD	30.96	AUD	625	(530)
TELUS Corp.	Credit Suisse International	74,000	04/29/20	CAD	26.85	CAD	1,647	(2,457)
TELUS Corp.	Morgan Stanley & Co. International PLC	82,000	04/29/20	CAD	27.48	CAD	1,825	(1,563)
Tele2 AB, Class B	Credit Suisse International	83,200	04/29/20	SEK	136.81	SEK	11,099	(36,865)
GlaxoSmithKline PLC	UBS AG	213,200	04/30/20	GBP	14.56	GBP	3,229	(273,998)
Nestle SA, Registered Shares	UBS AG	46,500	04/30/20	CHF	91.22	CHF	4,624	(353,458)
RELX PLC	Citibank N.A.	104,400	04/30/20	EUR	18.01	EUR	2,045	(221,259)
Rogers Communications, Inc., Class B	Goldman Sachs International	49,100	04/30/20	CAD	61.70	CAD	2,884	(62,535)
Unilever PLC	Citibank N.A.	24,200	04/30/20	GBP	43.95	GBP	986	(24,097)
Unilever PLC	UBS AG	55,000	04/30/20	GBP	39.51	GBP	2,242	(192,024)
BAE Systems PLC	Morgan Stanley & Co. International PLC	60,000	05/05/20	GBP	4.92	GBP	313	(31,971)
Kone OYJ, Class B	UBS AG	19,500	05/05/20	EUR	48.37	EUR	1,007	(90,935)
Novartis AG, Registered Shares	Credit Suisse International	61,000	05/05/20	CHF	74.82	CHF	4,871	(417,810)
Novo Nordisk A/S, Class B	Morgan Stanley & Co. International PLC	12,400	05/05/20	DKK	376.41	DKK	5,073	(65,810)
Sonic Healthcare Ltd.	Goldman Sachs International	77,000	05/05/20	AUD	29.19	AUD	1,873	(7,935)
Taiwan Semiconductor Manufacturing Co. Ltd.	Citibank N.A.	168,000	05/05/20	TWD	272.64	TWD	46,032	(75,235)
United Overseas Bank Ltd.	Goldman Sachs International	124,000	05/05/20	SGD	20.18	SGD	2,412	(51,926)
Amcor PLC	JPMorgan Chase Bank N.A.	229,400	05/06/20	AUD	13.08	AUD	2,991	(87,657)
DBS Group Holdings Ltd.	Citibank N.A.	72,500	05/06/20	SGD	23.80	SGD	1,346	(799)
Diageo PLC	Morgan Stanley & Co. International PLC	9,400	05/06/20	GBP	22.71	GBP	243	(38,780)
Reckitt Benckiser Group PLC	Credit Suisse International	17,000	05/06/20	GBP	54.57	GBP	1,046	(149,602)
Reckitt Benckiser Group PLC	Credit Suisse International	13,100	05/06/20	GBP	65.05	GBP	806	(17,319)
SGS SA, Registered Shares	Credit Suisse International	700	05/06/20	CHF	2,093.46	CHF	1,569	(145,191)
Sanofi SA	Credit Suisse International	30,100	05/06/20	EUR	79.73	EUR	2,412	(88,789)
Tele2 AB, Class B	Credit Suisse International	83,000	05/06/20	SEK	119.08	SEK	11,072	(132,510)
Sonic Healthcare Ltd.	Morgan Stanley & Co. International PLC	68,800	05/12/20	AUD	28.28	AUD	1,674	(14,563)
Kone OYJ, Class B	UBS AG	49,100	05/26/20	EUR	52.28	EUR	2,535	(105,597)
RELX PLC	UBS AG	52,000	05/26/20	EUR	19.88	EUR	1,019	(48,748)
Unilever PLC	UBS AG	66,300	05/26/20	GBP	40.70	GBP	2,702	(111,998)

								$(4,084,196)

6	2020 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Global Dividend Trust (BOE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$11,863,590	$3	$11,863,593
Canada	41,533,808	—	—	41,533,808
Denmark	—	11,984,650	—	11,984,650
Finland	—	13,739,763	—	13,739,763
France	—	22,628,581	—	22,628,581
Germany	—	9,318,369	—	9,318,369
India	—	—	575,958	575,958
Netherlands	—	21,508,114	—	21,508,114
Singapore	—	10,982,761	—	10,982,761
Sweden	—	7,378,764	—	7,378,764
Switzerland	—	54,628,208	—	54,628,208
Taiwan	—	5,500,412	—	5,500,412
United Kingdom	—	101,811,097	—	101,811,097
United States	279,120,653	18,119,156	—	297,239,809
Preferred Stock (a)	—	—	2,808,576	2,808,576
Short-Term Securities	30,722,654	—	—	30,722,654

	$351,377,115	$289,463,465	$3,384,537	$644,225,117

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(4,116,513)	$(4,164,330)	$—	$(8,280,843)

(a)	See above Schedule of Investments for values in each country.

(b)	Derivative financial instruments are options written. Options written are shown at value.

SCHEDULES OF INVESTMENTS	7